Financial Income and Expense (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial Income and Expense
Interest income Current accounts and deposits	€ 5,000	€ 313,000	€ 763,000
Current accounts and deposits	(355,000)	(129,000)
Interest expense Lease liability	(835,000)	(409,000)	(73,000)
Interest on loans and borrowings	(2,215,000)	(1,502,000)	(1,010,000)
Net foreign exchange benefit/(loss)	611,000	(1,989,000)	722,000
Total	(2,789,000)	(3,716,000)	402,000
Financial income	616,000	313,000	1,485,000
Interest income	5,000	313,000
Net foreign exchange benefit	611,000	0
Financial expenses	3,405,000	4,029,000	€ 1,083,000
Interest costs	€ 3,405,000	2,040,000
Net foreign exchange loss		€ 1,989,000